CONSOLIDATED STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Operating activities
Profit for the year		£ 17,122		£ 94,163	[1]	£ 83,093	[1]
Income tax charge		9,858		20,000	[1]	19,286	[1]
Non-cash adjustments		57,768		49,165	[1]	53,799	[1]
Tax paid		(14,254)		(22,737)	[1]	(14,033)	[1]
Research and development credit received		478		0	[1]	344	[1]
Net changes in working capital		(16,580)		(16,073)	[1]	(21,770)	[1]
Net cash from operating activities		54,392		124,518	[1]	120,719	[1]
Investing activities
Purchase of non-current assets (tangibles and intangibles)		(5,486)		(13,674)	[1]	(13,967)	[1]
Proceeds from disposal of non-current assets		346		187	[1]	272	[1]
Payment for acquisition of subsidiary, net of cash acquired		(236,110)		(79,691)	[1]	(10,364)	[1]
Other acquisition-related settlements		(55,246)		(21,179)	[1]	0	[1]
Interest received		6,171		3,506	[1]	184	[1]
Net cash used in investing activities		(290,325)		(110,851)	[1]	(23,875)	[1]
Financing activities
Proceeds from borrowings		153,814		0		0
Repayment of borrowings		(8,056)		0		0
Proceeds from sublease		94		439	[1]	560	[1]
Repayment of lease liabilities		(12,629)		(11,812)	[1]	(12,677)	[1]
Repayment of lease interest		(2,147)		(1,676)	[1]	(1,128)	[1]
Grant received		707		494	[1]	139	[1]
Interest and debt financing costs paid		(3,389)		(4,011)	[1]	(885)	[1]
Proceeds from exercise of options		6,667		5,568	[1]	8,913	[1]
Net cash generated from/(used in) financing activities		135,061		(10,998)	[1]	(5,078)	[1]
Net change in cash and cash equivalents		(100,872)		2,669	[1]	91,766	[1]
Cash and cash equivalents at the beginning of the year	[1]	164,703	[2]	162,806		69,884
Net foreign exchange differences		(1,473)		(772)	[1]	1,156	[1]
Cash and cash equivalents at the end of the year		£ 62,358		£ 164,703	[1],[2]	£ 162,806	[1]

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities
[2]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).